Labor expenses (Details) - Temps Partiel Senior plan - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Increase in provision through raised retirement age	€ 257
Discounted cost of benefits	€ 1,782	€ 1,753